Contingencies Schedule of FCPA Expenses (Tables)	12 Months Ended
Jan. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Foreign corrupt practices act expenses
For the fiscal years ended January 31, 2017, 2016 and 2015, the Company incurred the following third-party expenses in connection with the FCPA investigation and related matters:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Ongoing inquiries and investigations	$80	$95	$121
Global compliance program and organizational enhancements	19	31	52
Total	$99	$126	$173